MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
Percentage Of Long Lived Assets To Total Assets			56.70%
Description Of Product Sales Prices and Foreign Exchange Assumptions			. Product sales prices and foreign exchange assumptions for 2015 of CDN$1.00 = US$0.83 were based on managements best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2019 were based on independent, published market forecasts. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value.	Product sales prices and foreign exchange assumptions for 2014 of CDN$1.00 = US$0.93 were based on managements best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2015 to 2018 were based on independent, published market forecasts. The foreign exchange assumption for CDN$1.00 ranged between US$0.92 and US$0.93 for the forecast period. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value.
Fair Value Of Assets Discount Rate			15.00%	15.00%
Loss from discontinued operations net of tax	11.0	8.7
Supplies and Spare Parts Inventory [Member]
Asset Impairment Charges			1.9
Property, Plant and Equipment [Member]
Asset Impairment Charges			13.0